UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS & COMPANY, INC.
           --------------------------------------------------
Address:   600 FIFTH AVENUE
           --------------------------------------------------
           27th FLOOR
           --------------------------------------------------
           NEW YORK, NY 10020
           --------------------------------------------------

Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
           --------------------------------------------------
Title:     Chairman
           --------------------------------------------------
Phone:     212-218-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       Edwin H. Morgens                   New York               10/30/06
       -------------------------    --------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        $164,722
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE
              COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
D AT&T INC                       COM              00206R102     6512   200000 SH          SOLE               200000      0       0
D BIOENVISION INC                COM              09059N100     3857   700000 SH          SOLE               700000      0       0
D CAMECO CORP                    COM              13321L108      914    25000 SH          SOLE                25000      0       0
D CARDIOME PHARMA CORP           COM              14159U202     3754   325000 SH          SOLE               325000      0       0
D CLEAR CHANNEL OUTDOOR HLDGS    COM              18451C109     6100   299000 SH          SOLE               299000      0       0
D CURAGEN CORP                   COM              23126R101     2370   689000 SH          SOLE               689000      0       0
D DAKTRONICS INC                 COM              234264109    15518   750000 SH          SOLE               750000      0       0
D DELIAS INC                     COM              246911101      770   100000 SH          SOLE               100000      0       0
D DEVON ENERGY CORP              COM              25179M103     7894   125000 SH          SOLE               125000      0       0
D DUSA PHARMACEUTICALS  INC      COM              266898105     4180  1000000 SH          SOLE              1000000      0       0
D EXELON CORP                    COM              30161N101     9081   150000 SH          SOLE               150000      0       0
D FEDERAL NATL MTG ASSN          COM              313586109     5591   100000 SH          SOLE               100000      0       0
D FUELCELL ENERGY INC            COM              35952H106       97    12700 SH          SOLE                12700      0       0
D GLOBIX CORP                    COM              37957F200     1860   400000 SH          SOLE               400000      0       0
D GOOGLE INC                     CL A             38259P508     8038    20000 SH          SOLE                20000      0       0
D IBASIS INC                     COM              450732201     2819   340000 SH          SOLE               340000      0       0
D ISIS PHARMACEUTICALS INC       COM              464330109     1795   250000 SH          SOLE               250000      0       0
D J CREW GROUP INC               COM              46612H402     6315   210000 SH          SOLE               210000      0       0
D MEDTRONIC INC                  COM              585055106     7895   170000 SH          SOLE               170000      0       0
D MIRANT CORP NEW                COM              60467R100    11470   420000 SH          SOLE               420000      0       0
D MIRANT CORP NEW                W EXP 01/03/201  60467R118     5359   525345 SH          SOLE               525345      0       0
D MIRANT CORP NEW                W EXP 01/03/201  60467R126    18768  1729800 SH          SOLE              1729800      0       0
D ORASURE TECHNOLOGIES  INC      COM              68554V108     4057   504600 SH          SOLE               504600      0       0
D ST JUDE MED INC                COM              790849103    14116   400000 SH          SOLE               400000      0       0
D STRYKER CORP                   COM              863667101     3719    75000 SH          SOLE                75000      0       0
D TASER INTERNATIONAL INC        COM              87651B104    11873  1550000 SH          SOLE              1550000      0       0
